Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of EBP, Investment, Fair Value And NAV

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$233,308,462	—	—	$233,308,462
Self-Directed Brokerage Account	1,588,267,531	—	—	1,588,267,531
UBS Stock Fund	469,480,916	—	—	469,480,916
Common Stocks	2,017,492,608	—	—	2,017,492,608
Real Estate Funds	20,712,121	—	—	20,712,121
	$4,329,261,638	—	$—	$4,329,261,638
Investments measured at NAV:
Money market funds(a)				$506,578,138
Short-term investment funds(b)				36,783,934
U.S. equity funds(c)				2,493,636,270
Non-U.S. equity funds(c)				560,934,140
U.S. bond funds(d)				492,543,252
Non-U.S. bond funds(e)				34,523,258
Target date funds(f)				3,091,728,977
Total investments, at NAV				$7,216,727,969
Total investments at fair value				$11,545,989,607
In the prior year’s financial statements, one of the equity funds was classified as a bond fund. Upon further analysis, it was determined that an equity fund classification was more appropriate. In 2025, the Plan revised its fair value hierarchy classification from bond fund to equity fund, and the 2024 presentation has been adjusted accordingly for this immaterial amount.
At December 31, 2024, the investments held by the Plan within the fair value hierarchy are as follows:

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$6,138,779	—	—	$6,138,779
Self-Directed Brokerage Account	1,452,613,860	—	—	1,452,613,860
UBS Stock Fund	332,983,275	—	—	332,983,275
Common Stocks	2,057,380,343	—	—	2,057,380,343
Real Estate Funds	30,243,377	—	—	30,243,377
Participatory Note	—	2,920,662	—	2,920,662
	$3,879,359,634	$2,920,662	$—	$3,882,280,296
Investments measured at NAV:
Money market funds(a)				$484,066,421
Short-term investment funds(b)				50,483,983
U.S. equity funds(c)				2,183,960,600
Non-U.S. equity funds(c)				397,226,884
U.S. bond funds(d)				443,559,815
Non-U.S. bond funds(e)				28,919,600
Target date funds(f)				2,580,353,730
Total investments, at NAV				$6,168,571,033
Total investments at fair value				$10,050,851,329

(a)
Money market funds are designed to protect capital with low-risk investments and includes cash, bank notes, corporate notes, government bills, and various short-term debt instruments. These investments are held through collective trust funds.

(b)
Short-term investment funds invest in short-term fixed-income securities and other securities with debt-like characteristics emphasizing short-term maturities and high quality. Under normal circumstances, there are no redemption restrictions; redemptions can be made daily with no notice period required. Plan sponsor-initiated activity may require 15 days prior written notice for the short-term investment funds. These investments are held through collective trust funds.

(c)
Equity common/collective trust funds seek to maintain portfolio diversification and approximate the risk and return characterized by certain equity indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 3 to 15 days.

(d)
U.S. bond common/collective trust funds seek to maintain an overall diversified portfolio whose investment return matches the performance of certain bond indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 15 days.

(e)
Non-U.S.
bond common/collective trust funds seek to provide investment returns of a diversified portfolio of international government bonds and match the performance of an index. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 15 days.

(f)
Target date common/collective trust funds are
pre-mixed
portfolios of diversified assets (stocks, bonds and other investments). They are designed for participants who expect to retire in or close to the target year stated in each option’s name. With the exception of the Target Retirement Income Fund, over time, the portfolio mix of each fund will gradually shift to more fixed income securities as the target year approaches. Upon reaching the target year, the fund will be blended into the Target Retirement Income Fund which is designed to provide those participants who are withdrawing money from the Plan with an appropriate blend of growth, income and inflation protection. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 3 days.